Subsequent Events	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were available to be issued. Based upon this review, the Company determined that, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements.	SUBSEQUENT EVENTS
On March 1, 2021, the Company, entered into a Business Combination Agreement with Beacon Street Group, LLC, a Delaware limited liability company, all of the members of BSG party thereto and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative of the Sellers thereunder. Each of the Company, BSG, the Sellers and the Seller Representative are individually referred to herein as a “Party” and, collectively, the “Parties”. The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination.” The time of the closing of the Business Combination is referred to herein as the “Closing.” The date of the Closing of the Business Combination is referred to herein as the “Closing Date.”
Business Combination Agreement
At the end of the day immediately prior to the Closing Date, subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, the Company will migrate to and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended, and the Cayman Islands Companies Act (As Revised) (the “Domestication”).
By virtue of the Domestication and subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, including approval of the Company’s shareholders: (i) each of the then issued and outstanding Class B ordinary shares of the Company, par value $0.0001 per share (each, a “Cayman Class B Share”), will convert automatically, on a one-for-one basis, into a Class A ordinary share of the Company, par value $0.0001 per share (each, a “Cayman Class A Share”); (ii) immediately following the conversion described in clause (i), each of the then issued and outstanding Cayman Class A Shares will convert automatically, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of Company (after the Domestication) (the “Class A Common Stock”); and (iii) each of the then issued and outstanding warrants representing the right to purchase one Cayman Class A Share will convert automatically into a warrant to acquire one share of Class A Common Stock pursuant to the related warrant agreement.
Substantially simultaneously with or immediately following the Domestication and subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, the Company will also file (a) a certificate of incorporation with the Secretary of State of Delaware in the form attached to the Business Combination Agreement (the “Company Domesticated Charter”) and (b) adopt bylaws in the form attached to the Business Combination Agreement (the “Company Domesticated Bylaws”), to (among other things) establish a capital structure for the Company containing Class A Common Stock and shares of Class B common stock, par value $0.0001 per share of
Company (after the Domestication) (the “Class B Common Stock”). The shares of Class B Common Stock will have the same voting rights as the shares of Class A Common Stock but the shares of Class B Common Stock will have no economic rights, in each case as set forth in the Company Domesticated Charter and Company Domesticated Bylaws.
Subject to the satisfaction or waiver of certain conditions set forth in the Business Combination Agreement, at the Closing, the Company will contribute a subscription amount (the “Subscription Amount”) to BSG in exchange for units and warrants in BSG. Pursuant to the Business Combination Agreement, the Subscription Amount will be an amount of cash determined by BSG and will be not less than $85,000,000 nor more than $150,000,000; provided, that, notwithstanding the foregoing, if the Subscription Amount determined by BSG will be greater than the Available Distributable Cash (as defined below), the Subscription Amount will automatically be deemed to be an amount equal to the Available Distributable Cash.
Pursuant to the Business Combination Agreement, the “Available Distributable Cash” will be an aggregate amount equal to, as of immediately prior to the Closing, the sum of (without duplication): (a) all amounts in the Company’s trust account, less amounts required for the redemptions of Cayman Class A Shares by the Company’s current shareholders, plus (b) the aggregate proceeds, if any, actually received by the Company from the Subscriptions (as defined and discussed below) plus (c) all other cash and cash equivalents of the Company minus (d) the aggregate amount of unpaid transaction costs incurred by the parties to the Business Combination Agreement.
At the Closing, the Company will also purchase certain units of BSG from the Sellers for cash consideration (the “Cash Consideration”) in an amount equal to (i) the Available Acquiror Closing Cash (as defined below), less (ii) the aggregate amount of unpaid transaction costs incurred by the parties to the Business Combination Agreement as of the Closing, provided, that, under no circumstances will the Cash Consideration be more than $374,000,000 or less than $0. Pursuant to the Business Combination Agreement, the “Available Acquiror Closing Cash” will be an aggregate amount equal to, as of immediately prior to the Closing, the sum of (without duplication): (a) all amounts in the Company’s trust account, less amounts required for the redemptions of Cayman Class A Shares by the Company’s current shareholders plus (b) the aggregate proceeds, if any, actually received by the Company from the Subscriptions plus (c) all other cash and cash equivalents of the Company minus (d) the Subscription Amount.
Additionally, at the Closing, the Company will issue to the Sellers, for nominal consideration, a certain number of shares of Class B Common Stock equal to the aggregate number of units of the Company retained by the Sellers at the Closing (collectively, the “Retained Units”), with each Seller receiving its pro rata share of such shares of Class B Common Stock and Retained Units. Pursuant to the Business Combination Agreement, the Retained Units will be a number of common units of the Company equal to the quotient of (a) $2,910,923,000 (being the agreed equity value to the Sellers) minus the Cash Consideration, divided by (b) $10.00.
Following the Closing, the combined Company will be organized in an “Up-C” structure in which substantially all of the assets and the business of the combined Company will be held by BSG and its subsidiaries, and the Company’s only direct assets will consist of units and warrants of BSG. Assuming that none of the Company’s current shareholders exercise their right to redeem their Cayman Class A Shares, and subject to adjustment for cash on hand and working capital, as of immediately following the Closing and without giving effect to the Sponsor Earn Out Shares (as defined and discussed below) or outstanding warrants to purchase Cayman Class A Shares, the Company is expected to own, directly or indirectly, approximately 20.1% of the issued and outstanding units of BSG at the Closing and will control BSG as the sole manager of BSG in accordance with the terms of the BSG Third A&R Operating Agreement and all remaining units of the Company will be owned by the Sellers.
Upon consummation of the Transactions, the Company will change its name to “Beacon Street Group, Inc.”
Under the Business Combination Agreement, the obligations of the parties (or, in some cases, some of the parties) to consummate the Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby and certain other matters by requisite vote of the Company’s shareholders; (ii) if required, the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (iii) the absence of a Company Material Adverse Effect (as defined in the Business Combination Agreement) since the date of the Business Combination Agreement; and (iv) material compliance by the parties with their respective pre-Closing and Closing obligations and the accuracy of each party’s representations and warranties in the Business Combination Agreement, in each case subject to certain materiality standards contained in the Business Combination Agreement. In addition, BSG’s obligation to consummate the Business Combination is subject to the condition that the sum of (x) the funds remaining in the Company’s trust account (after giving effect to redemptions of Cayman Class A Shares by the Company’s current shareholders) and (y) the aggregate amount the Company actually receives from the Subscriptions, but in each case before giving effect to the consummation of the Closing and the payment of the aggregate amount of unpaid transaction costs incurred by the parties to the Business Combination Agreement, be equal to or exceed $150,000,000.
Subscription Agreements
In connection with the execution of the Business Combination Agreement, the Company entered into subscription agreements with certain accredited and institutional investors (the “Subscription Agreements”), pursuant to which, and on the terms and subject to the conditions of which, such investors have committed to purchase an aggregate of 15,000,000 shares of Class A Common Stock (together, the “Subscriptions”) at a price of $10.00 per share, for an aggregate purchase price of $150,000,000, to be issued immediately following the Domestication and substantially concurrently with the Closing.
Sponsor Support Agreement
In connection with the execution of the Business Combination Agreement, Ascendant Sponsor LP (the “Sponsor”), the Company and BSG have entered into an agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor agreed to vote in favor of adoption of the Business Combination Agreement and the Transactions, and agreed to waive any and all anti-dilution rights described in the Company’s current organizational documents with respect to the Cayman Class B Shares held by the Sponsor that may be implicated by the Business Combination.
The foregoing description of the Proposed Business Combination, the Subscription and Agreements, and the Sponsor Support Agreement does not purport to be complete. For further information refer to the full agreements the Company filed with the SEC on March 2, 2021 on a Current Report on Form 8-K on March 2, 2021.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Other than described herein and in Note 2, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Marketwise, LLC
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Subsequent events have been evaluated through August 12, 2021, which is the date that the financial statements were available to be issued.
In July 2021, the Company’s board approved and made a discretionary lifetime award payment of $10 million to the Company’s founder, who is a Class B unitholder and was formerly a member of the board.
Transaction Agreement
On July 20, 2021, as contemplated by that certain Business Combination Agreement, dated as of March 1, 2021, by and among Ascendant Digital Acquisition Corp. (“ADAC”), MarketWise, LLC, all of the members of MarketWise, LLC (the “MarketWise Members”), and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative of the MarketWise Members thereunder (as amended, the “Transaction Agreement”), ADAC filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which ADAC was domesticated and continues as a Delaware corporation, changing its name to “MarketWise, Inc.”.
As a result of, and upon the effective time thereof, among other things, (1) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of ADAC (the “ADAC Class A ordinary shares”) automatically converted, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of MarketWise, Inc. (the “Class A common stock”); (2) each of the then issued and outstanding redeemable warrants of ADAC automatically converted into a redeemable warrant to acquire one share of Class A common stock (the “warrants”); and (3) each of the then issued and outstanding units of ADAC that had not been previously separated into the underlying ADAC Class A ordinary shares and underlying warrants upon the request of the holder thereof were cancelled and entitled the holder thereof to one share of Class A common stock and one-half of one warrant. No fractional warrants were issued upon such separation.
On July 21, 2021, as contemplated by the Transaction Agreement, MarketWise, Inc. and MarketWise, LLC consummated the business combination contemplated by the Transaction Agreement whereby (i) MarketWise, LLC restructured its capitalization, appointed MarketWise, Inc. as its managing member, and issued to MarketWise, Inc. 28,003,096 common units of MarketWise, LLC (the “MarketWise Units”), which units entitle the holder to the distributions, allocations, and other rights under the Third Amended and Restated Operating Agreement of MarketWise, LLC (the “MarketWise Operating Agreement”), and 30,979,993 warrants to purchase MarketWise
Units and (ii) MarketWise, Inc. issued 291,092,300 shares of Class B common stock, par value $0.0001 per share, of MarketWise, Inc. (the “Class B common stock” and, together with the Class A common stock, the “common stock”) to the MarketWise Members.
As previously announced, on March 1, 2021, concurrently with the execution of the Transaction Agreement, ADAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors collectively subscribed for 15,000,000 shares of Class A common stock at $10.00 per share for an aggregate commitment amount of $150,000,000 (the “PIPE Investment” and, together with the other transactions described above and all transactions contemplated by or pursuant to the Transaction Agreement and all other agreements, documents, instruments and certificates entered into in connection therewith and any and all exhibits and schedules thereto, the “Transactions”). The PIPE Investment was consummated on July 21, 2021 substantially concurrently with the closing of the other Transactions.
Immediately after giving effect to the Transactions, there were 28,003,096 shares of Class A common stock (including 3,051,000 Sponsor Earn Out Shares (as defined below)), 291,092,300 shares of Class B common stock, and 30,979,993 warrants outstanding (including 10,280,000 private placement warrants (as defined below)). Upon the consummation of the Transactions, ADAC’s ordinary shares, warrants, and units ceased trading on The New York Stock Exchange, and MarketWise, Inc.’s Class A common stock and warrants began trading on the Nasdaq under the symbols “MKTW” and “MKTW W,” respectively. Immediately after giving effect to the Transactions, (1) ADAC’s public shareholders owned approximately 0.1% of the outstanding MarketWise, Inc. common stock, (2) the MarketWise Members (without taking into account any public shares held by the MarketWise Members prior to the consummation of the Transactions) owned approximately 91.2% of the outstanding MarketWise, Inc. common stock, (3) Ascendant Sponsor LP, a Cayman Islands exempted limited partnership and related parties collectively owned approximately 3.2% of the outstanding MarketWise, Inc. common stock (including 3,051,000 Sponsor Earn Out Shares), and (4) the PIPE Investors owned approximately 4.7% of the outstanding MarketWise, Inc. common stock.
Subsequent Events
Subsequent events have been evaluated through March 25, 2021, which is the date that the financial statements were available to be issued.
In February 2021, the Credit Facility was terminated.
On January 21, 2021, we acquired 90% ownership of Chaikin Holdings LLC, a provider of analytical tools and software for investors, for cash of $7,290. The Company has not completed the purchase accounting and purchase price allocation of this acquisition prior to the issuance of the financial statements and an estimate of the financial effect of the transaction cannot be made. All other business combination disclosures are not available due to the proximity of the acquisition to the issuance of the financial statements.